Right-of-Use Assets and Lease Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Offices and labs [Member]
Statement Line Items [Line Items]
Balance	$ 2,104
Depreciation expenses	(1,170)
Interest expenses
Other
Payments
Balance	934
Vechicles [Member]
Statement Line Items [Line Items]
Balance	240
Depreciation expenses	(135)
Interest expenses
Other	70
Payments
Balance	175
Production Plant [Member]
Statement Line Items [Line Items]
Balance	4,525
Depreciation expenses	(515)
Interest expenses
Other	14
Payments
Balance	4,024
Total [Member]
Statement Line Items [Line Items]
Balance	6,869
Depreciation expenses	(1,820)
Interest expenses
Other	84
Payments
Balance	5,133
Lease liabilities [Member]
Statement Line Items [Line Items]
Balance	6,795
Depreciation expenses
Interest expenses	758
Other	81
Payments	(1,663)
Balance	$ 5,971